Financial Assets and Financial Liabilities - Schedule of Credit Quality and Maximum Exposure to Credit Risk (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk		¥ 186,325	¥ 227,060
12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk		67,549	34,520
Lifetime Expected Credit losses | Stage 3
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk		2,000
Lifetime Expected Credit losses | Simplified Approach
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk		116,776	192,540
Trade receivables [member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk		116,776	192,540
Trade receivables [member] | Lifetime Expected Credit losses | Simplified Approach
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk		116,776	192,540
Financial assets, class [member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	7,743	6,525
Financial assets, class [member] | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	7,743	6,525
Net Investments in Subleases - Normal
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	355	413
Net Investments in Subleases - Normal | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	355	413
Amounts Due from Related Parties-Normal
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	2,306	1,763
Amounts Due from Related Parties-Normal | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	306	1,763
Amounts Due from Related Parties-Normal | Lifetime Expected Credit losses | Stage 3
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	2,000
Amounts Due from Shareholders-Normal
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	100	100
Amounts Due from Shareholders-Normal | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk	[1]	100	100
Cash and Cash Equivalents - Not Yet Past Due
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk		59,045	25,719
Cash and Cash Equivalents - Not Yet Past Due | 12-month Expected Credit Losses | Stage 1
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit quality and maximum exposure to credit risk		¥ 59,045	¥ 25,719

[1]	The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.